CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 244,960	$ 856,182
Prepaid assets	84,548	206,849
Total current assets	329,508	1,063,031
Deferred tax asset	42,135
Investments and cash held in Trust Account	408,585,719	402,605,952
Total assets	408,957,362	403,668,983
Current liabilities:
Accrued expenses	3,681,060	25,658
State franchise tax accrual	40,000	200,050
Income tax payable	796,313	461,662
Total current liabilities	4,517,373	687,370
Deferred underwriting compensation	14,000,000	14,000,000
Total liabilities	18,517,373	14,687,370
Commitments and Contingencies:
Class A subject to possible redemption, 38,543,998 and 38,398,161 shares at December 31, 2019 and December 31, 2018, respectively (at redemption value of $10 per share)	385,439,980	383,981,610
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding	0	0
Additional paid-in-capital	1,827,442	3,285,798
Retained earnings	3,171,421	1,713,045
Total stockholders' equity	5,000,009	5,000,003
Total liabilities and stockholders' equity	408,957,362	403,668,983
Class A Common Stock
Stockholders' equity:
Common stock value	146	160
Total stockholders' equity	146	160
Class F Common Stock
Stockholders' equity:
Common stock value	1,000	1,000
Total stockholders' equity	$ 1,000	$ 1,000